Earnings per share	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Earnings per share
26. Earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2024	2023	2022
Numerator:
Profit after tax	$140,148	$137,308	$132,101
Denominator:
Basic weighted average ordinary shares outstanding	47,202,747	48,252,095	48,891,004
Dilutive impact of equivalent share-based options and RSUs	2,367,334	2,625,674	2,357,573
Basic weighted average ordinary shares outstanding	49,570,081	50,877,769	51,248,577
The computation of earnings per ordinary share (“EPS”) was determined by dividing profit by the weighted average ordinary shares outstanding during the respective periods.
The Company excluded from the calculation of diluted EPS RSUs for the issuance of 315, Nil and 3,165 shares for the years ended March 31, 2024, 2023 and 2022, respectively, because their effect will be anti-dilutive.